Allowance for Loan Losses - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 4,735	$ 3,755	$ 3,372
Provision for loan losses	1,409	1,485	573
Chargeoffs	2,138	717	360
Recoveries	507	212	170
Net chargeoffs (recoveries)	1,631	505	190
Ending Balance	4,513	4,735	3,755
Loans individually evaluated for impairment	39	907	682
Loans collectively evaluated for impairment	4,474	3,828	3,073
Ending Balance	4,513	4,735	3,755
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	3,885	3,075	2,845
Provision for loan losses	231	1,072	231
Chargeoffs	628	384	115
Recoveries	134	122	114
Net chargeoffs (recoveries)	494	262	1
Ending Balance	3,622	3,885	3,075
Loans individually evaluated for impairment	3	782	610
Loans collectively evaluated for impairment	3,619	3,103	2,465
Ending Balance	3,622	3,885	3,075
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	611	371	222
Provision for loan losses	199	422	247
Chargeoffs	183	229	107
Recoveries	18	47	9
Net chargeoffs (recoveries)	165	182	98
Ending Balance	645	611	371
Loans individually evaluated for impairment	36	125	72
Loans collectively evaluated for impairment	609	486	299
Ending Balance	645	611	371
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	239	309	305
Provision for loan losses	979	(9)	95
Chargeoffs	1,327	104	138
Recoveries	355	43	47
Net chargeoffs (recoveries)	972	61	91
Ending Balance	246	239	309
Loans collectively evaluated for impairment	246	239	309
Ending Balance	$ 246	$ 239	$ 309